Prepaid expenses and other assets (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Prepaid land lease	$ 11,504	$ 12,055
Prepaid expenses	330,186	175,840
Sales tax receivable	467,709	313,803
Travel advances		1,722
Total Current	809,399	503,420
Non-current -Prepaid Land Lease	92,193	111,098
Total	$ 901,592	$ 614,518